Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Premises And Equipment Net	The following is a summary of premises and equipment, net at December 31 (in thousands):

	Useful lives (years)	2020	2019
Furniture and equipment	3-10	$24,325	$17,976
Computer software	1-3	3,644	1,480
Leasehold improvements	( a )	104,074	50,633
Construction in process		1,249	5,415
Accumulated depreciation and amortization		(25,720)	(14,139)

Premises and equipment, net		$107,572	$61,365

( a )	Amortized over the shorter of the related lease term or the estimated useful life of the assets.

Schedule of Representations and Warranties Reserve
The activity of the representations and warranties reserve was as follows (in thousands):

	December 31,
	2020	2019
Balance, beginning of period	$46,322	$32,999
Reserve charged to operations	36,510	19,153
Losses realized, net	(13,290)	(5,830)

Balance, end of period	$69,542	$46,322